Income Taxes - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Operating loss carry forward					¥ 0
Deferred tax asset allowance		¥ 9,183,000		$ 2,276	15,651,000
Term of operating loss carry forward	5 years
Withholding income tax rate		10.00%
Accumulated undistributed earnings of Group's PRC subsidiaries					2,800,000,000
Withholding tax rate on dividends distributed by a FIE	10.00%
Reduced withholding tax rate, if the foreign investor owns directly at least 25% of the shares of the FIE	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%
Undistributed earning		¥ 2,883,169,000		$ 573,937	3,946,107,000
Increase in unrecognized tax benefit	¥ 0	¥ 0	¥ 0
If the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	3 years
If underpayment of tax liability exceeding RMB0.1 million
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	5 years
In the case of a related party transaction
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	10 years
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards expiration year	2014
Latest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards expiration year	2020
Inland Revenue, Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%
State Administration of Taxation, People's Republic of China
Income Taxes [Line Items]
Income tax rate	25.00%
Peoples Republic of China and Hong Kong
Income Taxes [Line Items]
Operating loss carry forward					471,913,000
Variable Interest Entity, Primary Beneficiary | Mainland of China
Income Taxes [Line Items]
Undistributed earning					¥ 1,300,000,000